Pension, Health Care and Postretirement Benefits Other Than Pensions (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Health care, pension and other benefits
The following table summarizes the components of the net pension costs and Cumulative other comprehensive loss related to the defined benefit pension plans:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2013	2012	2011	2013	2012	2011
Net pension costs:
Service costs	$23,176	$19,061	$17,933	$5,039	$3,654	$3,055
Interest costs	18,444	17,442	18,602	7,940	6,927	5,954
Expected returns on plan assets	(42,937)	(44,841)	(46,441)	(7,487)	(6,799)	(5,535)
Amortization of prior service costs	1,823	1,591	1,635
Amortization of actuarial losses	13,147	22,205	16,865	1,716	1,022	493
Ongoing pension costs	13,653	15,458	8,594	7,208	4,804	3,967
Settlement costs (credits)				(220)	47	(235)
Net pension costs	13,653	15,458	8,594	6,988	4,851	3,732
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gains) losses arising during the year	(90,669)	(26,459)	48,745	(5,487)	14,131	15,944
Prior service costs during the year	1,756	2,495	1,195
Amortization of prior service costs	(1,823)	(1,591)	(1,635)
Amortization of actuarial losses	(13,147)	(22,205)	(16,865)	(1,716)	(1,022)	(493)
Exchange rate gain (loss) recognized during year				819	1,464	(387)
Total recognized in Cumulative other comprehensive loss	(103,883)	(47,760)	31,440	(6,384)	14,573	15,064
Total recognized in net pension costs and Cumulative other comprehensive loss	$(90,230)	$(32,302)	$40,034	$604	$19,424	$18,796

Fair value of the defined benefit pension plan assets
The following tables summarize the fair value of the defined benefit pension plan assets at December 31, 2013, 2012 and 2011:

	Fair Value at December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$15,055	$1,941	$13,114
Equity investments (b)	736,873	419,779	317,094
Fixed income investments (c)	255,927	125,377	130,550
Other assets (d)	47,494		29,553	$17,941
	$1,055,349	$547,097	$490,311	$17,941

	Fair Value at December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$68,795		$68,795
Equity investments (b)	490,993	$243,553	247,440
Fixed income investments (c)	239,558	131,276	108,282
Other assets (d)	37,230		18,380	$18,850
	$836,576	$374,829	$442,897	$18,850

	Fair Value at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$9,408		$9,408
Equity investments (b)	482,694	$268,307	214,387
Fixed income investments (c)	202,939	103,485	99,454
Other assets (d)	37,482		16,582	$20,900
	$732,523	$371,792	$339,831	$20,900

(a)	This category includes a full range of high quality, short-term money market securities.

(b)	This category includes actively managed equity assets that track primarily to the S&P 500.

(c)	This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.

(d)	This category consists of venture capital funds.

Changes in the fair value of the defined benefit pension plan assets classified as level 3
The following tables summarize the changes in the fair value of the defined benefit pension plan assets classified as level 3 at December 31, 2013, 2012 and 2011:

	Balance at December 31, 2012	Dispositions	Realized and Unrealized Gains	Balance at December 31, 2013
Other assets	$18,850	$(4,068)	$3,159	$17,941

	Balance at December 31, 2011	Dispositions	Realized and Unrealized Gains	Balance at December 31, 2012
Other assets	$20,900	$(3,827)	$1,777	$18,850

	Balance at January 1, 2011	Dispositions	Realized and Unrealized Gains	Balance at December 31, 2011
Fixed income investments	$5,535	$(5,717)	$182
Other assets	19,152	(1,389)	3,137	$20,900
	$24,687	$(7,106)	$3,319	$20,900

Obligations, plan assets and assumption used for defined benefit pension plan
The following table summarizes the obligations, plan assets and assumptions used for the defined benefit pension plans, which are all measured as of December 31:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2013	2012	2011	2013	2012	2011
Accumulated benefit obligations at end of year	$577,736	$460,591	$415,163	$187,670	$142,769	$121,137
Projected benefit obligations:
Balances at beginning of year	$466,827	$410,029	$390,257	$168,758	$141,465	$85,936
Service costs	23,176	19,061	17,933	5,039	3,654	3,055
Interest costs	18,444	17,442	18,602	7,940	6,927	5,954
Actuarial (gains) losses	(5,488)	48,346	8,428	5,939	17,532	11,395
Acquisitions of businesses and other	113,174	2,496	1,194	39,622	(975)	42,131
Effect of foreign exchange				1,549	6,633	(3,760)
Benefits paid	(34,097)	(30,547)	(26,385)	(5,851)	(6,478)	(3,246)
Balances at end of year	582,036	466,827	410,029	222,996	168,758	141,465
Plan assets:
Balances at beginning of year	703,563	614,463	634,725	133,013	118,060	65,748
Actual returns on plan assets	128,117	119,647	6,123	20,316	10,201	987
Acquisitions of businesses and other	72,803			36,106	6,205	57,761
Effect of foreign exchange				1,379	5,025	(3,190)
Benefits paid	(34,097)	(30,547)	(26,385)	(5,851)	(6,478)	(3,246)
Balances at end of year	870,386	703,563	614,463	184,963	133,013	118,060
Excess (deficient) plan assets over projected benefit obligations	$288,350	$236,736	$204,434	$(38,033)	$(35,745)	$(23,405)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	$288,350	$245,588	$218,676	$14,096	$4,323	$9,674
Other accruals				(1,126)	(869)	(829)
Other long-term liabilities		(8,852)	(14,242)	(51,003)	(39,199)	(32,250)
	$288,350	$236,736	$204,434	$(38,033)	$(35,745)	$(23,405)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(59,272)	$(163,088)	$(211,752)	$(35,183)	$(41,567)	$(26,994)
Prior service costs	(6,043)	(6,110)	(5,206)
	$(65,315)	$(169,198)	$(216,958)	$(35,183)	$(41,567)	$(26,994)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	4.65%	3.73%	4.40%	4.89%	4.58%	4.94%
Rate of compensation increase	4.00%	4.00%	4.00%	4.31%	4.08%	4.05%
Weighted-average assumptions used to determine net pension costs:
Discount rate	3.73%	4.40%	4.97%	4.58%	4.94%	5.48%
Expected long-term rate of return on assets	6.00%	7.50%	7.50%	5.67%	6.04%	6.12%
Rate of compensation increase	4.00%	4.00%	4.00%	4.08%	4.04%	4.06%

Obligation and the assumptions used for postretirement benefits other than pensions
The following table summarizes the obligation and the assumptions used for postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2013	2012	2011
Benefit obligation:
Balance at beginning of year - unfunded	$338,134	$316,795	$315,572
Service cost	3,061	2,943	3,495
Interest cost	12,183	13,520	15,580
Actuarial (gain) loss	(53,096)	18,961	(3,965)
Benefits paid	(13,631)	(14,085)	(13,887)
Balance at end of year - unfunded	$286,651	$338,134	$316,795
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$(268,874)	$(320,223)	$(297,528)
Other accruals	(17,777)	(17,911)	(19,267)
	$(286,651)	$(338,134)	$(316,795)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(8,287)	$(62,814)	$(45,567)
Prior service costs	2,503	328	983
	$(5,784)	$(62,486)	$(44,584)
Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.60%	3.70%	4.40%
Health care cost trend rate - pre-65	7.50%	8.00%	8.00%
Health care cost trend rate - post-65	6.50%	8.00%	8.00%
Prescription drug cost increases	7.00%	8.00%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	3.70%	4.40%	5.10%
Health care cost trend rate - pre-65	8.00%	8.00%	7.50%
Health care cost trend rate - post-65	8.00%	8.00%	7.50%
Prescription drug cost increases	8.00%	8.00%	8.00%

Components of the net periodic benefit cost and cumulative other comprehensive loss related to postretirement benefits other than pensions
The following table summarizes the components of the net periodic benefit cost and cumulative other comprehensive loss related to postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2013	2012	2011
Net periodic benefit cost:
Service cost	$3,061	$2,943	$3,495
Interest cost	12,183	13,520	15,580
Amortization of actuarial losses	3,934	1,715	2,505
Amortization of prior service credit	(328)	(656)	(657)
Net periodic benefit cost	18,850	17,522	20,923
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gain) loss	(53,096)	18,961	(3,965)
Amortization of actuarial losses	(3,934)	(1,715)	(2,505)
Amortization of prior service credit	328	656	657
Total recognized in Cumulative other comprehensive loss	(56,702)	17,902	(5,813)
Total recognized in net periodic benefit cost and Cumulative other comprehensive loss	$(37,852)	$35,424	$15,110

Significant effect on amounts reported for service and interest rate component and postretirement health care benefit obligation
A one-percentage-point change in assumed health care and prescription drug cost trend rates would have had the following effects at December 31, 2013:

	One-Percentage-Point
	Increase	(Decrease)
Effect on total of service and interest cost components	$148	$(158)
Effect on the postretirement benefit obligation	$2,953	$(3,120)

Retiree health care benefit cash payments
The Company expects to make retiree health care benefit cash payments and to receive Medicare Part D prescription cash reimbursements as follows:

	Retiree Health Care Benefits	Medicare Prescription Reimbursement	Expected Cash Payments - Net
2014	$19,119	$(1,342)	$17,777
2015	20,395	(1,511)	18,884
2016	21,396	(1,680)	19,716
2017	22,260		22,260
2018	22,606		22,606
2019 through 2023	109,636		109,636
Total expected benefit cash payments	$215,412	$(4,533)	$210,879